Commitments and Contingencies - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Future minimum lease payments		$ 37,350
Tenant improvement allowance	$ 2,500
Rent expense		1,900	$ 1,200
Additional Office Space In Current San Francisco Headquarters [Member]
Property, Plant and Equipment [Line Items]
Future minimum lease payments				$ 1,500
New Headquarters In San Franciso [Member]
Property, Plant and Equipment [Line Items]
Future minimum lease payments	$ 25,600
Additional Office Space In San Francisco [Member]
Property, Plant and Equipment [Line Items]
Future minimum lease payments		$ 8,800